THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL CAPITAL GLOBAL EMERGING EQUITY FUND JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%

	Shares	Value
Brazil — 6.9%
Centrais Eletricas Brasileiras	415,200	$3,665,736
Hapvida Participacoes e Investimentos *	3,459,802	3,612,334
MercadoLibre *	11,519	7,336,105
		14,614,175

Burkina Faso — 1.1%
Endeavour Mining	94,893	1,961,428
Endeavour Mining	18,969	391,600
		2,353,028

Canada — 2.0%
Ivanhoe Mines, Cl A *	723,623	4,156,786

Chile — 2.3%
Sociedad Quimica y Minera de Chile ADR	58,695	4,902,793

China — 41.4%
Baidu, Cl A *	273,450	5,174,918
China Resources Power Holdings	502,000	1,036,377
Fujian Sunner Development, Cl A	1,567,933	4,492,323
JD.com, Cl A *	148,552	4,785,802
JD.com ADR *	42,938	2,757,478
Jiangsu GoodWe Power Supply Technology, Cl A	109,835	5,135,631
Kuaishou Technology, Cl B *	720,000	8,019,422
Li Auto ADR *	47,000	1,800,570
Li Auto, Cl A *	220,400	4,294,555
LONGi Green Energy Technology, Cl A	223,440	2,223,953
Meituan, Cl B *	358,400	8,869,851
Muyuan Foods, Cl A	207,300	1,711,526
Ningbo Ronbay New Energy Technology, Cl A	283,251	5,476,900
Pinduoduo ADR *	110,800	6,847,440
Ping An Insurance Group of China	774,000	5,262,287
QuakeSafe Technologies, Cl A	65,229	566,905
QuakeSafe Technologies, Cl A	213,637	1,856,718
SF Holding, Cl A	300,600	2,506,085
Shenzhen Senior Technology Material, Cl A	647,757	2,809,982
Tencent Holdings	222,495	10,048,774
Wens Foodstuffs Group *	528,700	1,681,434
		87,358,931

Ghana — 1.2%
Kosmos Energy *	146,359	905,962

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL CAPITAL GLOBAL EMERGING EQUITY FUND JUNE 30, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Ghana — (continued)
Tullow Oil *	2,935,077	$1,670,323
		2,576,285

Greece — 0.7%
Eurobank Ergasias Services and Holdings *	1,584,132	1,396,443

India — 10.8%
ICICI Bank	621,599	5,566,429
Indian Hotels, Cl A	739,775	2,109,093
InterGlobe Aviation *	154,081	3,133,811
Maruti Suzuki India	42,267	4,533,644
Reliance Industries	225,806	7,421,740
		22,764,717

Indonesia — 1.4%
Bank Mandiri Persero	977,500	519,999
Bank Rakyat Indonesia Persero	8,572,600	2,388,071
		2,908,070

Mexico — 1.3%
Cemex ADR *	678,262	2,658,787

Philippines — 0.5%
Monde Nissin *	4,582,800	1,083,503

Russia — 0.0%
Rosneft Oil PJSC	292,949	53

Saudi Arabia — 4.1%
Saudi Arabian Mining *	145,624	1,934,745
Saudi Arabian Oil	118,347	1,223,811
Saudi National Bank	306,766	5,387,884
		8,546,440

South Africa — 3.4%
Gold Fields ADR	577,747	5,269,053
MTN Group	245,808	1,981,168
		7,250,221

South Korea — 7.1%
Doosan Fuel Cell *	40,394	934,874
Hana Financial Group	58,910	1,785,358
KB Financial Group	46,542	1,725,968
Kia	97,974	5,832,864
Samsung Biologics *	3,237	1,969,524
SK Square *	17,213	517,689

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL CAPITAL GLOBAL EMERGING EQUITY FUND JUNE 30, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
SK Telecom	55,410	$2,219,131
		14,985,408

Taiwan — 4.7%
MediaTek	154,660	3,386,203
Taiwan Semiconductor Manufacturing ADR	44,712	3,655,206
Taiwan Semiconductor Manufacturing	181,304	2,902,474
		9,943,883

United Arab Emirates — 0.7%
Aldar Properties PJSC	1,180,791	1,430,541

Vietnam — 1.5%
Hoa Phat Group JSC	1,772,619	1,699,093
Vincom Retail JSC *	1,235,393	1,516,032
		3,215,125

Zambia — 3.4%
First Quantum Minerals	375,251	7,103,864

TOTAL COMMON STOCK (Cost $193,927,030)		199,249,053

PREFERRED STOCK — 3.3%

Brazil — 1.7%
Banco Bradesco (A)	1,082,707	3,559,023

Chile — 1.6%
Sociedad Quimica y Minera de Chile (A)	41,894	3,420,868

TOTAL PREFERRED STOCK (Cost $6,018,200)		6,979,891

TOTAL INVESTMENTS— 97.8% (Cost $199,945,230)		$206,228,944

Percentages are based on Net Assets of $210,900,614.

*	Non-income producing security.

(A)	There is currently no rate available.

ADR	American Depositary Receipt

Cl	Class

JSC	Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL CAPITAL GLOBAL EMERGING EQUITY FUND JUNE 30, 2022 (UNAUDITED)

PJSC	Public Joint Stock Company

As of June 30, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements. RWC-QH-001-

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